Note 11 - Share Capital - Weighted Average Assumptions (Details)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Risk-free interest rate	1.03%	0.35%
Expected life (years)	2.74	2.43
Expected volatility	59.80%	59.25%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	3.82%	2.45%